Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of Financial income and expense [Abstract]
Interest income on bank deposits	₨ 56,134		₨ 32,094	₨ 26,025
Others	116,185		161,783	20,289
Finance income	172,319	$ 2,344	193,877	46,314
Interest expense on lease obligations	180,026		171,824	14,747
Bank charges (including letter of credit, bill discounting and buyer's credit charges)	62,160		118,290	97,757
Interest expense on borrowings	900,496		764,019	615,840
Finance expense	(962,656)	(13,097)	(1,054,133)	(728,344)
Net finance income / (expense) recognized in profit or loss	₨ (790,337)	$ (10,753)	₨ (860,256)	₨ (682,030)